Operating expenses	6 Months Ended
Mar. 31, 2024
Operating expenses
Operating expenses

Note 5. Operating expenses[1]

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Staff
Employee remuneration, entitlements and on-costs	2,567	2,709	2,545	(5)	1
Superannuation	282	251	270	12	4
Share-based payments	45	46	44	(2)	2
Restructuring costs	37	200	33	(82)	12
Total staff	2,931	3,206	2,892	(9)	1
Occupancy
Operating lease rentals	65	72	81	(10)	(20)
Depreciation and impairment of property and equipment[a]	223	247	227	(10)	(2)
Other	64	95	64	(33)	—
Total occupancy	352	414	372	(15)	(5)
Technology
Amortisation and impairment of software assets[a]	461	379	250	22	84
Depreciation and impairment of IT equipment	70	74	58	(5)	21
Technology services	411	399	352	3	17
Software maintenance and licences	350	307	296	14	18
Telecommunications	43	53	59	(19)	(27)
Data processing	38	36	39	6	(3)
Total technology	1,373	1,248	1,054	10	30
Other
Professional and processing services	384	447	413	(14)	(7)
Postage and stationery	61	72	67	(15)	(9)
Advertising	85	90	79	(6)	8
Non-lending losses	42	64	1	(34)	large
Amortisation and impairment of other intangible assets and deferred expenditure[a]	33	1	1	large	large
Other expenses	134	162	109	(17)	23
Total other	739	836	670	(12)	10
Total operating expenses	5,395	5,704	4,988	(5)	8

a.	Impairment expenses included:
●	$32 million (Second Half 2023: nil, First Half 2023: nil) for other intangible assets;
●	$19 million (Second Half 2023: $8 million, First Half 2023: nil) for computer software; and
●	$2 million (Second Half 2023: $31 million, First Half 2023: nil) for property and equipment.

1.

Included items relating to remediation costs recognised as a $10 million addition to operating expenses
(Second Half 2023: $13 million addition, First Half 2023: $6 million reduction). Refer to Note 13 for further details.